Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total	Preferred Shares	Common Shares	Add'l Paid in Capital (Deficit)	Accumulated Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance, shares (in shares) at Dec. 31, 2024			29,200,000	101,158,891
Beginning balance at Dec. 31, 2024		$ 2,809,153	$ 730,000	$ 1,012	$ (304,274)	$ 2,289,072	$ 93,343
Preferred shares issued (in shares)		6,000,000
Preferred shares issued		$ 144,560	$ 150,000		(5,440)
Net income (loss)		144,773				144,773
Other comprehensive income (loss)		(23,846)					(23,846)
Contributed capital from Parent for executive compensation		960			960
Adjustments To Additional Paid In Capital, Treasury Share Adjustments		0			1,203,220	(1,203,220)
Distributions to Parent		(516,306)			(5,668)	(510,638)
Dividend to Parent		(150,000)				(150,000)
Preferred shares dividend declared		(14,267)				(14,267)
Ending balance, shares (in shares) at Mar. 31, 2025			35,200,000	101,158,891
Ending balance at Mar. 31, 2025		2,395,027	$ 880,000	$ 1,012	888,798	555,720	69,497
Preferred shares issued		(296)			(296)
Net income (loss)		125,724				125,724
Other comprehensive income (loss)		(16,141)					(16,141)
Contributed capital from Parent for executive compensation		960			960
Distributions to Parent	[1]	(4,644)				(4,644)
Preferred shares dividend declared		(15,888)				(15,888)
Ending balance, shares (in shares) at Jun. 30, 2025			35,200,000	101,158,891
Ending balance at Jun. 30, 2025		2,484,742	$ 880,000	$ 1,012	889,462	660,912	53,356
Beginning balance, shares (in shares) at Dec. 31, 2025			35,200,000	101,158,891
Beginning balance at Dec. 31, 2025		2,585,679	$ 880,000	$ 1,012	892,620	767,038	45,009
Preferred shares issued (in shares)			7,000,000
Preferred shares issued		169,057	$ 175,000		(5,943)
Net income (loss)		106,444				106,444
Other comprehensive income (loss)		3,648					3,648
Contributed capital from Parent for executive compensation		1,250			1,250
Distributions to Parent	[1]	(74)				(74)
Dividend to Parent		(200,000)				(200,000)
Preferred shares dividend declared		(18,184)				(18,184)
Ending balance, shares (in shares) at Mar. 31, 2026			42,200,000	101,158,891
Ending balance at Mar. 31, 2026		2,647,820	$ 1,055,000	$ 1,012	887,927	655,224	48,657
Preferred shares issued		(157)			(157)
Net income (loss)		105,664				105,664
Other comprehensive income (loss)		6,729					6,729
Contributed capital from Parent for executive compensation		1,250			1,250
Distributions to Parent	[1]	(1)				(1)
Dividend to Parent		(200,000)
Preferred shares dividend declared		(19,169)				(19,169)
Ending balance, shares (in shares) at Jun. 30, 2026			42,200,000	101,158,891
Ending balance at Jun. 30, 2026		$ 2,742,136	$ 1,055,000	$ 1,012	$ 889,020	$ 741,718	$ 55,386

[1]	(1) Represents expenses paid on behalf of Parent